Restructuring and Related Charges (Schedule of Restructuring Charges Incurred Cumulative to Date) (Details) (2013 Mallinckrodt program, USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 26, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	$ 89.4
Specialty Brands
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	1.1
Specialty Generics
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	11.5
Global Medical Imaging
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	71.5
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	$ 5.3